Subsequent Events - Additional Information (Detail) $ in Millions		1 Months Ended		12 Months Ended
	Apr. 14, 2016 USD ($)	Nov. 13, 2018 $ / BTU $ / bbl Mcf bbl	Mar. 31, 2018 USD ($)	Dec. 31, 2017 USD ($) $ / MMBTU	Dec. 31, 2016 USD ($)	Sep. 30, 2018 $ / BTU
Subsequent Event [Line Items]
Cash consideration for interest acquired in leasehold property	$ 8.9			$ 49.7	$ 137.6
Roan LLC | Linn Energy Holdings
Subsequent Event [Line Items]
Cash consideration for interest acquired in leasehold property			$ 22.9
Natural Gas Commodity Contracts | Swaps
Subsequent Event [Line Items]
Weighted average price (usd per bbl) | $ / BTU						2.81
Natural Gas Commodity Contracts | 2019 | Swaps
Subsequent Event [Line Items]
Weighted average price (usd per bbl)				2.97		2.86
Subsequent Event | Roan LLC | Linn Energy Holdings
Subsequent Event [Line Items]
Cash consideration for interest acquired in leasehold property			22.9
Subsequent Event | Roan LLC | Linn Energy Holdings and Citizen Energy LLC
Subsequent Event [Line Items]
Value of equity units issued			$ 40.0
Subsequent Event | NGL price | October 2018 to December 2019 | Swaps
Subsequent Event [Line Items]
Fixed price swap per day | bbl		2,500
Subsequent Event | Natural Gas Liquids Commodity Contracts Member | October 2018 to December 2019 | Swaps
Subsequent Event [Line Items]
Weighted average price (usd per bbl) | $ / bbl		34.03
Subsequent Event | Natural Gas Commodity Contracts | 2019 | Swaps
Subsequent Event [Line Items]
Fixed price swap per day | Mcf		20,000
Weighted average price (usd per bbl) | $ / BTU		2.93